Income Taxes - Schedule of Approximate Amounts of Federal, State and Foreign Net Operating Loss Carryforwards and Foreign Tax Credit, General Business Credit and Minimum Tax credit Carryforwards (Details)
$ in Millions
		Dec. 31, 2014 USD ($)
General Business Tax Credit Carryforward
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	[1]	$ 12
Minimum Tax Credit
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Tax credit carryforwards	[2]	2
Federal
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	[3]	2,828
State
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	[3]	4,719
Foreign
Operating Loss Carryforwards and Tax Credit Carryforwards [Line Items]
Net operating loss carryforwards	[4]	2,763
Tax credit carryforwards	[5]	$ 216

[1]	If not utilized, these carryforwards will expire in years 2027 through 2033.
[2]	These carryforwards have an indefinite life.
[3]	If not utilized, these carryforwards will expire in years 2015 through 2034.
[4]	Foreign net operating loss carryforwards of $62 million, if not utilized, will expire in years 2015 through 2034. The remaining foreign net operating loss carryforwards of $2.7 billion have an indefinite life.
[5]	If not utilized, these carryforwards will expire in years 2018 through 2024.